Personnel Expenses	12 Months Ended
Dec. 31, 2023
Disclosure Of Personnel Expenses [abstract]
Personnel Expenses

NOTE 37. PERSONNEL EXPENSES
The following are the items included in the account as of the indicated dates:

	12.31.23	12.31.22	12.31.21
Payroll	(185,585,493)	(170,540,830)	(169,735,916)
Social Contributions on Payroll	(43,572,813)	(40,656,504)	(39,620,402)
Personnel Compensations and Rewards	(100,733,819)	(75,328,612)	(58,833,198)
Services for Personnel	(8,221,659)	(8,390,742)	(7,180,880)
Other Short-term Personnel Expenses	(12,786,029)	(6,112,941)	(5,464,673)
Other Long-term Personnel Expenses	(559,868)	(697,774)	(896,277)
Total	(351,459,681)	(301,727,403)	(281,731,346)